Cash and Cash Equivalents (Details)	Dec. 31, 2024	Dec. 31, 2023
Bottom of Range [Member]
Cash and Cash Equivalents [Line Items]
Percentage of bank deposit interest rate	0.20%	0.20%
Top of Range [Member]
Cash and Cash Equivalents [Line Items]
Percentage of bank deposit interest rate	0.40%	0.40%